Expenses - Summary of Operating Expenses (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Expense [Abstract]
Marketing expenses		€ 1,400	€ 2,715
External temporary workers		712	994
Professional services		4,850	5,575
Office expense		3,034	3,633
Delivery		2,568	2,359
Custom duty, tax, penalties		535	233
Utilities and similar expenses		2,058	1,917
Fees		33	209
Insurance premium		767	978
Short-term and low value leases		297	1,577
Bank Services		268	477
Travel expenses		504	1,238
Repairs		911	1,329
Warranty provision		(777)	560
Other impairments and losses		177	367
Expected credit loss for trade and other receivables		(199)	828
Other		4,016	2,973
Total	[1]	€ 21,153	€ 27,962

[1]	Unaudited